BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Basic Value V.I. Fund

BlackRock Capital Appreciation V.I. Fund

BlackRock Equity Dividend V.I. Fund

BlackRock Global Allocation V.I. Fund

BlackRock Global Opportunities V.I. Fund

BlackRock Government Money Market V.I. Fund

BlackRock High Yield V.I. Fund

BlackRock International V.I. Fund

BlackRock iShares® Alternative Strategies V.I. Fund

BlackRock iShares® Dynamic Allocation V.I. Fund

BlackRock iShares® Dynamic Fixed Income V.I. Fund

BlackRock iShares® Equity Appreciation V.I. Fund

BlackRock Large Cap Core V.I. Fund

BlackRock Large Cap Growth V.I. Fund

BlackRock Large Cap Value V.I. Fund

BlackRock Managed Volatility V.I. Fund

BlackRock S&P 500 Index V.I. Fund

BlackRock Total Return V.I. Fund

BlackRock U.S. Government Bond V.I. Fund

BlackRock Value Opportunities V.I. Fund

(the “Funds”)

Supplement dated June 12, 2017 to the Prospectuses and Statement of Additional Information (“SAI”) of the Funds, each dated May 1, 2017, as supplemented to date

Effective June 12, 2017, each of the following Funds changed its name as set forth in the table below and changed its investment strategies as set forth in a separate prospectus and SAI dated June 12, 2017:

Previous Name	New Name
BlackRock Large Cap Core V.I. Fund	BlackRock Advantage Large Cap Core V.I. Fund
BlackRock Large Cap Growth V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund
BlackRock Large Cap Value V.I. Fund	BlackRock Advantage Large Cap Value V.I. Fund
BlackRock Value Opportunities V.I. Fund	BlackRock Advantage U.S. Total Market V.I. Fund

Each of BlackRock Large Cap Core V.I. Fund, BlackRock Large Cap Growth V.I. Fund, BlackRock Large Cap Value V.I. Fund and BlackRock Value Opportunities V.I. Fund is currently offered pursuant to the prospectus and SAI dated June 12, 2017. All references and information relating to BlackRock Large Cap Core V.I. Fund, BlackRock Large Cap Growth V.I. Fund, BlackRock Large Cap Value V.I. Fund and BlackRock Value Opportunities V.I. Fund are hereby deleted from the Prospectuses and SAI of the Funds dated May 1, 2017.

Shareholders should retain this supplement for future reference.

PRSAI-VAR-0617SUP